Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Government Money Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2021